Revision of Prior Period Financial Statements (Details) - Schedule of operation statement (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Previously Reported [Member]
Operating expenses:
Personnel costs	$ 1,204,621	$ 2,004,417
Sales and marketing	44,049	44,063
General and administrative	445,748	2,821,541
Amortization expense	21,832	21,832
Legal and professional fees	340,226	797,772
Total operating expenses	2,056,476	5,689,625
Loss from operations	(2,056,476)	(5,689,625)
Other income (expenses):
Interest expense	(270,552)	(644,027)
Gain on foreign exchange	23,170	46,708
Total other expenses	(247,382)	(597,319)
Net loss from continuing operations, before taxes	(2,303,858)	(6,286,944)
Income taxes
Net loss from continuing operations	(2,303,858)	(6,286,944)
Net loss from discontinued operations, net of tax	250,092	605,394
Net loss	(2,053,766)	(5,681,550)
Comprehensive loss from discontinued operations
Comprehensive loss	$ (2,053,766)	$ (5,681,550)
Net loss per common share:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.06)
Loss from discontinued operations - basic and diluted (in Dollars per share)	0	0.01
Loss per common share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.05)
Weighted average common shares outstanding—basic and diluted (in Shares)	118,939,488	107,846,167
Adjustments [Member]
Operating expenses:
Personnel costs
Sales and marketing
General and administrative
Amortization expense
Legal and professional fees
Total operating expenses
Loss from operations
Other income (expenses):
Interest expense	(320,049)	(508,831)
Gain on foreign exchange
Total other expenses	(320,049)	(508,831)
Net loss from continuing operations, before taxes	(320,049)	(508,831)
Income taxes
Net loss from continuing operations	(320,049)	(508,831)
Net loss from discontinued operations, net of tax
Net loss	(320,049)	(508,831)
Comprehensive loss from discontinued operations
Comprehensive loss	$ (320,049)	$ (508,831)
Net loss per common share:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ 0	$ 0
Loss from discontinued operations - basic and diluted (in Dollars per share)
Loss per common share - basic and diluted (in Dollars per share)	$ 0	$ 0
Weighted average common shares outstanding—basic and diluted (in Shares)
Revised [Member]
Operating expenses:
Personnel costs	$ 1,204,621	$ 2,004,417
Sales and marketing	44,049	44,063
General and administrative	445,748	2,821,541
Amortization expense	21,832	21,832
Legal and professional fees	340,226	797,772
Total operating expenses	2,056,476	5,689,625
Loss from operations	(2,056,476)	(5,689,625)
Other income (expenses):
Interest expense	(590,601)	(1,152,858)
Gain on foreign exchange	23,170	46,708
Total other expenses	(567,431)	(1,106,150)
Net loss from continuing operations, before taxes	(2,623,907)	(6,795,775)
Income taxes
Net loss from continuing operations	(2,623,907)	(6,795,775)
Net loss from discontinued operations, net of tax	250,092	605,394
Net loss	(2,373,815)	(6,190,381)
Comprehensive loss from discontinued operations
Comprehensive loss	$ (2,373,815)	$ (6,190,381)
Net loss per common share:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.06)
Loss from discontinued operations - basic and diluted (in Dollars per share)	0	0.01
Loss per common share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.05)
Weighted average common shares outstanding—basic and diluted (in Shares)	118,939,488	107,846,167